SHORT-TERM BANK LOAN	12 Months Ended
Mar. 31, 2024
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

NOTE 14 — SHORT-TERM BANK LOAN

On March 22, 2023, the Company signed a loan agreement with China Construction Bank to borrow RMB 1.0 million ($145,603) as working capital for one year, with a maturity date of March 22, 2024. The loan had a fixed interest rate of 3.95% per annum. The loan was fully repaid before the maturity date.